Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Fair Value of Liabilities Measured on Recurring Basis

As required, these are classified based on the lowest level of input that is significant to the fair value measurement:

		Fair Value Measurements at Reporting Date Using
		Quoted prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
Description	12/31/2013	(Level l)	(Level 2)	(Level 3)
Convertible promissory notes with embedded conversion option	$156,549	-0-	-0-	$156,549
Total	$156,549	-0-	-0-	$156,549

Schedule of Changes in Derivative Liabilities at Fair Value

The following table sets forth a summary of change in fair value of our derivative liabilities for the year ended December 31, 2013:

Beginning balance	$-
Change in fair value of embedded conversion features of convertible promissory notes and warrants included in earnings	$(359,743)
Embedded conversion option & warrant liability recorded in connection with the issuance of convertible promissory notes	$835,896
Change in fair value of embedded conversion features of convertible promissory notes due to conversion	$(319,604)
Ending balance	$156,549